Financial Instruments (Tables)	9 Months Ended
Jun. 30, 2026
Financial Instruments
Schedule of Conractual Maturities and Obligations of Financial Liabilities
	Year 1	Year 2	Year 3	Year 4	Year 5 and beyond	Total
Trade and other payables	$9,308	-	-	-	-	9,308
Lease liability	1,217	1,248	1,133	373	-	3,971
Long term loan	-	22,258	4,664	4,664	10,493	42,079
Other payable	179	419	379	379	758	2,114
	$10,704	23,925	6,176	5,416	11,251	57,472
	Year 1	Year 2	Year 3	Year 4	Year 5 and beyond	Total
Trade and other payables	$9,555	-	-	-	-	9,555
Lease liability	761	719	735	752	189	3,156
Long term loan	-	969	18,641	969	1,938	22,517
Other payable	196	239	239	225	491	1,390
	$10,512	1,927	19,615	1,946	2,618	36,618